INVESTMENTS IN PORTFOLIO FUNDS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial information for each of portfolio funds
Total Assets	$ 78,347,255	$ 123,232,521
Total Liabilities	7,439,327	4,494,506
Total partners' capital	70,907,928	118,738,015	170,829,040	227,549,777
NET PROFIT (LOSS)	(6,729,942)	(11,730,378)	(10,607,506)
Maximum
Financial information for each of portfolio funds
Single investment threshold as a percentage of partners' capital	5.00%	5.00%
Winton
Financial information for each of portfolio funds
Total Assets	1,006,017,501	1,111,588,919
Total Liabilities	27,668,096	19,201,742
Total partners' capital	978,349,405	1,092,387,177
Income (Loss)	1,913,124	(708,457)
Commissions	(24,438)	(42,615)
Other	(446,105)	(501,395)
NET PROFIT (LOSS)	1,442,581	(1,252,467)
Aspect
Financial information for each of portfolio funds
Total Assets	178,880,965	279,441,442
Total Liabilities	10,499,050	7,200,449
Total partners' capital	168,381,915	272,240,993
Income (Loss)	(338,384)	(2,124,961)
Commissions	(70,699)	(81,394)
Other	(364,422)	(553,161)
NET PROFIT (LOSS)	(773,505)	(2,759,516)
Transtrend
Financial information for each of portfolio funds
Total Assets	97,528,185	154,050,850
Total Liabilities	11,196,695	4,998,418
Total partners' capital	86,331,490	149,052,432
Income (Loss)	303,764	1,040,892
Commissions	(128,364)	(177,306)
Other	(285,917)	(441,959)
NET PROFIT (LOSS)	(110,517)	421,627
Bluetrend
Financial information for each of portfolio funds
Total Assets	128,712,857	177,358,085
Total Liabilities	14,876,861	7,053,649
Total partners' capital	113,835,996	170,304,436
Income (Loss)	(1,357,923)	612,132
Commissions	(101,561)	(119,252)
Other	(293,795)	(432,316)
NET PROFIT (LOSS)	(1,753,279)	60,564
Man
Financial information for each of portfolio funds
Total Assets	21,737,588	35,278,824
Total Liabilities	3,564,036	1,853,473
Total partners' capital	18,173,552	33,425,351
Income (Loss)	(853,846)	(1,589,963)
Commissions	(253,211)	(104,321)
Other	(454,849)	(533,886)
NET PROFIT (LOSS)	(1,561,906)	(2,228,170)
Portfolio funds
Financial information for each of portfolio funds
Total Assets	1,432,877,096	1,757,718,120
Total Liabilities	67,804,738	40,307,731
Total partners' capital	1,365,072,358	1,717,410,389
Income (Loss)	(333,265)	(2,770,357)
Commissions	(578,273)	(524,888)
Other	(1,845,088)	(2,462,717)
NET PROFIT (LOSS)	$ (2,756,626)	$ (5,757,962)